Segmental and Geographical Information - Summary of Revenue from External Customers and Segment Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	$ 602,384,000	$ 385,966,000	$ 242,116,000
Non-current assets	151,983,000	110,266,000
Americas
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	175,060,000	111,349,000	77,608,000
Non-current assets	6,089,000	4,046,000
Europe, Middle East and Africa
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	240,662,000	156,507,000	92,885,000
Non-current assets	21,500,000	45,596,000
Asia Pacific
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	186,662,000	118,110,000	71,623,000
Non-current assets	6,020,000	7,030,000
United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	492,495,000	335,345,000	$ 208,857,000
Non-current assets	$ 118,374,000	$ 53,594,000